SCHEDULE OF LOSS FROM DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 3,573	$ 5,363	$ 21,451	$ 286,401
Cost of goods sold				259,828
Gross profit	3,573	5,363	21,451	26,573
Operating expenses				406,518
Interest expense				23,262
Income (loss) from discontinued operations	3,573	$ 5,363	21,451	(655,745)
Accounts payable and accrued liabilities	445,565		445,565	445,565
Current portion of notes payable	589,246		589,246	589,246
Deferred revenues			3,573	21,451
Total current liabilities of discontinued operations	$ 1,034,811		1,038,384	1,059,837
Loss on disposal of assets				252,538
Operating lease liability				$ 3,575